FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Millions, $ in Millions	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)
Financial risk management
Assets	$ 1,728,973		$ 2,101,802
Liabilities	(916,421)		(1,030,688)
DFI		$ 85
Net liability position in foreign currency not covered by DFI contracts		$ 2,151
Currency risk
Financial risk management
Assets	46,872		38,898
Liabilities	(443,099)		(455,787)
Liabilities Net	(396,227)		$ (416,889)
Net liability position in foreign currency not covered by DFI contracts	$ 2,151